Accounts Receivable and Notes Receivable - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, recovery	$ 105,000	$ 722,000	$ 82,000	$ 722,000	$ 465,000	$ 0
Accounts receivable, writeoff	$ 0	$ 0	$ 177,000	$ 0	$ 48,000	$ 4,233,000